Cover	Aug. 18, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2023
Entity File Number	001-38508
Entity Registrant Name	LOTTERY.COM INC.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20808 State Hwy 71W
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Spicewood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78669
City Area Code	(512)
Local Phone Number	592-2451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LTRY
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock
Title of 12(b) Security	Warrants to purchase one share of common stock
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ